PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
PROPERTY AND EQUIPMENT
Depreciation expense	$ 7,565	$ 16,080